Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14—INCOME TAXES

Income (loss) before income taxes earned within and outside the United States is shown below:

	Year Ended December 31,
	2014	2013	2012
United States	$17,522	$25,228	$49,193
Outside of the United States	(65,135)	(25,597)	(1,351)

Income (loss) before income taxes	$(47,613)	$(369)	$47,842

The provision for (benefit from) income taxes is composed of:

	December 31, 2014			December 31, 2013			December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
U.S. federal	$2,101	$(2,536)	$(435)	$8,617	$1,252	$9,869	$5,094	$8,070	$13,164
U.S. state and other	295	3	298	820	70	890	229	1,174	1,403
Non-U.S.	12,490	7,366	19,856	8,197	2,893	11,090	7,503	(4,510)	2,993

Total	$14,886	$4,833	$19,719	$17,634	$4,215	$21,849	$12,826	$4,734	$17,560

The effective tax rate on pre-tax income differs from the U.S. statutory rate due to the following:

	Year Ended December 31,
	2014	2013	2012
Taxes at U.S. statutory rate(1)	$(16,664)	$(129)	$16,745
State and local income taxes	571	603	1,493
Non U.S. statutory rates, including credits	899	(4,988)	(5,185)
U.S. tax effect of foreign earnings and dividends	(2,112)	(942)	(2,890)
Unremitted earnings	(189)	(157)	3,087
Change in valuation allowances	14,679	16,430	(8,780)
Uncertain tax positions	(2,818)	(1,465)	1,882
Withholding taxes on interest and royalties	3,652	2,992	7,064
U.S. manufacturing deduction	—	(229)	(1,057)
Provision to return adjustments	260	3,814	(3,943)
Stock-based compensation	3,343	3,112	2,466
Non-deductible interest	5,401	5,258	5,203
Non-deductible other expenses	15,589 (2)	1,573	2,004
Government subsidy income	—	(4,219)	—
Impact on foreign currency exchange	(2,643)	71	291
Other—net	(249)	125	(820)

Total provision for income taxes	$19,719	$21,849	$17,560

Effective tax rate	(41)%	(5,921)%	37%

(1)	The U.S. statutory rate has been used as management believes it is more meaningful to the Company.
(2)	Non-deductible other expenses in 2014 include the tax effect of fees incurred for the termination of the Latex JV Option Agreement with Dow and a portion of the fees incurred in connection with the termination of the Advisory Agreement with Bain Capital. See Note 18 for further discussion.

Deferred income taxes reflect temporary differences between the valuation of assets and liabilities for financial and tax reporting:

	December 31,
	2014		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Tax loss and credit carry forwards	$62,142	$—	$40,007	$—
Unremitted earnings	—	9,273	—	9,462
Unconsolidated affiliates	11,761	—	12,257	—
Other accruals and reserves	11,536	—	13,556	—
Property, plant and equipment	—	42,715	—	45,314
Goodwill and other intangible assets	15,791	—	23,452	—
Deferred financing fees	6,366	—	6,973	—
Employee benefits	41,186	—	31,858	—

	148,782	51,988	128,103	54,776
Valuation allowance	(66,920)	—	(50,404)	—

Total	$81,862	$51,988	$77,699	$54,776

At December 31, 2014 and 2013, all undistributed earnings of foreign subsidiaries and affiliates are expected to be repatriated. Operating loss carryforwards amounted to $227.8 million in 2014 and $146.2 million in 2013. At December 31, 2014, $13.1 million of the operating loss carryforwards were subject to expiration in 2015 through 2019, and $214.7 million of the operating loss carryforwards expire in years beyond 2019 or have an indefinite carryforward period.

The Company had valuation allowances which were related to the realization of recorded tax benefits on tax loss carryforwards, as well as other net deferred tax assets, primarily from subsidiaries in Luxembourg and Australia, of $66.9 million at December 31, 2014 and $50.4 million at December 31, 2013.

For the years presented, a reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$25,431
Increases related to current year tax positions	6,757
Decreases related to prior year tax positions	(2,109)

Balance as of December 31, 2012	$30,079
Increases related to current year tax positions	1,225
Decreases related to prior year tax positions	(4,405)

Balance as of December 31, 2013	$26,899
Increases related to current year tax positions	187
Decreases related to prior year tax positions	(6,701)

Balance as of December 31, 2014	$20,385

The Company recognized interest and penalties of less than $0.1 million, $0.7 million, and $0.8 million for the years ended December 31, 2014, 2013, and 2012, which was included as a component of income tax expense in the consolidated statements of operations. As of December 31, 2014 and 2013, the Company has $1.8 million and $2.0 million, respectively, accrued for interest and penalties. To the extent that the unrecognized tax benefits are recognized in the future, $16.1 million will impact the Company’s effective tax rate.

As a majority of the Company’s legal entities had no significant activity prior to or were formed in 2010, only the 2010 tax year and forward is subject to examination in the majority of jurisdictions, except for China, Hong Kong, and Indonesia where tax years between 2007 and 2009 remain subject to examination. Pursuant to the terms of the Purchase Agreement, the Company has been indemnified from and against any taxes for or with respect to any periods prior to the Acquisition.